Discontinued Operations and Held For Sale Businesses	12 Months Ended
Dec. 31, 2011
DISCONTINUED OPERATIONS AND HELD FOR SALE BUSINESSES

22. DISCONTINUED OPERATIONS AND HELD FOR SALE BUSINESSES

On May 3, 2012, the Company filed its Quarterly Report on Form 10-Q for the quarter ended March 31, 2012 which reflected Red Oak and Ironwood as discontinued operations. As a result of the reclassification of these entities to discontinued operations in the consolidated financial statements for each of the three years in the period ended December 31, 2011, the Company has updated Notes 2, 3, 4, 11, 12, 13, 16, 19, 21, 22, 24, 27 and 28 to conform these notes to the revised financial statement presentation.

Discontinued operations include the results of the following businesses:

  Red Oak and Ironwood (held for sale in February 2012);
  Argentina distribution businesses (sold in November 2011);
  Eletropaulo Telecomunicacões Ltda. and AES Communications Rio de Janeiro S.A. (collectively, “Brazil Telecom”), our Brazil telecommunication businesses (sold in October 2011);
  Carbon reduction projects (held for sale in December 2011);
  Wind projects (abandoned in December 2011);
  Eastern Energy in New York (held for sale in March 2011);
  Borsod in Hungary (held for sale in March 2011);
  Thames in Connecticut (disposed of in December 2011);
  Barka in Oman (sold in August 2010);
  Lal Pir and Pak Gen in Pakistan (sold in June 2010); and
  Ras Laffan in Qatar (sold in October 2010).

Information for businesses included in discontinued operations and the income (loss) on disposal and impairment on discontinued operations for the years ended December 31, 2011, 2010 and 2009 is provided in the tables below:

	Year ended December 31,
	2011	2010	2009

	(in millions)
Revenue	$631	$1,453	$1,715
Income (loss) from operations of discontinued businesses, before taxes	$(113)	$(732)	$155
Income tax (expense) benefit	23	266	(48)
Income (loss) from operations of discontinued businesses, after taxes	$(90)	$(466)	$107
Gain (loss) on disposal of discontinued businesses, after taxes	$86	$64	$(150)

Gain (Loss) on Disposal of Discontinued Businesses

	Year ended December 31,
Subsidiary	2011	2010	2009

	(in millions)
Argentina distribution businesses	$(338)	$-	$-
Brazil Telecom	446	-	-
Wind projects	(22)	-	-
Barka	-	80	-
Lal Pir	-	(6)	(74)
Pak Gen	-	(16)	(76)
Ras Laffan	-	6	-
Gain (loss) on disposal, after taxes	$86	$64	$(150)

Red Oak―In February 2012, a subsidiary of the Company signed a sale agreement with a newly-formed portfolio company of Energy Capital Partners II, LP for the sale of 100% of its membership interest in AES Red Oak, LLC and AES Sayreville, two wholly-owned subsidiaries, that hold the Company's interest in Red Oak for $147 million, subject to customary purchase price adjustments. The transaction closed on April 12, 2012 and the Company expects to recognize a pretax gain in the second quarter of 2012. Red Oak was previously reported in the North America Generation segment.

Ironwood―In February 2012, a subsidiary of the Company signed a sale agreement with an indirect wholly-owned subsidiary of PPL Corporation for the sale of 100% of its equity interest in AES Ironwood, Inc., a wholly-owned subsidiary, that holds the Company's interest in Ironwood for $87 million, subject to customary purchase price adjustments. The transaction closed on April 13, 2012 and the Company expects to recognize a pretax gain in the second quarter of 2012. Ironwood was previously reported in the North America Generation segment.

Argentina distribution businesses—On November 17, 2011, the Company completed the sale of its 90% equity interest in Edelap and Edes, two distribution companies in Argentina serving approximately 329,000 and 172,000 customers, respectively, and its 51% equity interest in Central Dique, a 68 MW gas and diesel generation plant (collectively, “Argentina distribution businesses”) in Argentina. Net proceeds from the sale were approximately $4 million. The Company recognized a loss on disposal of $338 million, net of tax, including $208 million due to the recognition of cumulative translation losses. These businesses were previously reported in the Latin America Utilities segment.

Brazil Telecom—In October 2011, a subsidiary of the Company completed the sale of its ownership interest in two telecommunication companies in Brazil. The Company held approximately 46% ownership interest in these companies through the subsidiary. The subsidiary received net proceeds of approximately $893 million. The gain on sale was approximately $446 million, net of tax. These businesses were previously reported in the Latin America Utilities segment.

Carbon reduction projects ― In December 2011, the Company's board of directors approved plans to sell its 100% equity interests in its carbon reduction businesses in Asia and Latin America. The aggregate carrying amount of $49 million of these projects was written down as their estimated fair value was considered zero, resulting in a pre-tax impairment expense of $40 million, which is included in income from operations of discontinued businesses. The impairment expense recognized was limited to the carrying amounts of the individual assets within the asset group, where the fair value was greater than the carrying amount. When the disposal group met the held for sale criteria, the disposal group was measured at the lower of carrying amount or fair value less cost to sell. Carbon reduction projects were previously reported in “Corporate and Other”.

Wind projects—In the fourth quarter of 2011, the Company determined that it would no longer pursue certain development projects in Poland and the United Kingdom due to revisions in its growth strategy. As a result, the Company abandoned these projects and recognized the related project development rights, which were previously included in intangible assets, as a loss on disposal of discontinued operations of $22 million, net of tax. These wind projects were previously reported in “Corporate and Other”.

Eastern Energy—In March 2011, AES Eastern Energy (“AEE”) met the held for sale criteria and was reclassified from continuing operations to held for sale. AEE operates four coal-fired power plants: Cayuga, Greenidge, Somerset and Westover, representing generation capacity of 1,169 MW in the western New York power market. In 2010, AEE had recognized a pre-tax impairment expense of $827 million due to adverse market conditions. AEE along with certain of its affiliates is currently under bankruptcy protection and is recorded as a cost method investment. See Note 1 ―General and Summary of Significant Accounting Policies for further information. AEE was previously reported in the North America Generation segment.

Borsod—In March 2011, Borsod, which holds two coal/biomass-fired generation plants in Hungary with generating capacity of 161 MW, met the held for sale criteria and was reclassified from continuing operations to held for sale. Borsod is currently under liquidation and is recorded as a cost method investment. See Note 1 ―General and Summary of Significant Accounting Policies for further information. Borsod was previously reported in the Europe Generation segment.

Thames—In December 2011, Thames, a 208 MW coal-fired plant in Connecticut, met the discontinued operations criteria and its operating results were retrospectively reflected as discontinued operations. Thames is currently under liquidation and is recorded as a cost method investment with the historical operating results reflected in discontinued operations. See Note 1 ―General and Summary of Significant Accounting Policies for further information. Thames was previously reported in the North America Generation segment.

Barka—On August 19, 2010, the Company completed the sale of its 35% ownership interest in Barka, a 456 MW combined cycle gas facility and water desalination plant in Oman, and its 100% interest in two Barka related service companies. Total consideration received in the transaction was approximately $170 million, of which $124 million was AES' portion. The Company recognized a gain on disposal of $80 million, net of tax, during the year ended December 31, 2010. Barka was previously reported in the Asia Generation segment.

Lal Pir and Pak Gen—On June 11, 2010, the Company completed the sale of its 55% ownership in Lal Pir and Pak Gen, two oil-fired facilities in Pakistan with respective generation capacities of 362 MW and 365 MW. Total consideration received in the transaction was approximately $117 million, of which $65 million was AES' portion. The Company recognized a loss on disposal of $150 million, net of tax, during the year ended December 31, 2009 and impairment losses totaling $22 million, net of tax, during the year ended December 31, 2010 to reflect the change in the carrying value of net assets of Lal Pir and Pak Gen subsequent to meeting the held for sale criteria as of December 31, 2009. These businesses were previously reported in the Asia Generation segment.

Ras Laffan—On October 20, 2010, the Company completed the sale of its 55% equity interest in Ras Laffan, a 756 MW combined cycle gas plant and a water desalination facility in Qatar, and the associated operations company for an aggregate proceeds of approximately $234 million. The Company recognized a gain on disposal of $6 million, net of tax, during the year ended December 31, 2010. Ras Laffan was previously reported in the Asia Generation segment.